Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Non-controlling interests

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Ocean HK	(823,251)	(573,349)	(78,727)
Total non-controlling interests	(823,251)	(573,349)	(78,727)

Schedule of estimated useful lives

Useful Life
Office equipment	3 years
Mechanical equipment	3 – 5 years
Electronic and other equipment	3 – 5 years
Vehicles	3 – 5 years